Note 14 - Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of expenses Incurred for related parties [text block]

	December 31,	December 31,
	2019	2018

Fees related to Dr. Megaw:
Exploration and marketing services	$420	$424
Travel and expenses	72	75
Other fees to Cascabel and IMDEX:
Administration for Mexican subsidiaries	59	72
Field exploration services	298	384
	$849	$955

Disclosure of subsidiaries [text block]
Name	Country of	Principal	MAG's effective interest
	Incorporation	Project	2019(%)	2018(%)

Minera Los Lagartos, S.A. de C.V.	Mexico	Juanicipio	100%	100%
Minera Pozo Seco S.A. de C.V.	Mexico	Cinco de Mayo	100%	100%

Disclosure of information about key management personnel [text block]

	December 31,	December 31,
	2019	2018
Salaries and other short term employee benefits	$1,694	$1,567
Share based payments (Note 9(b), (c ), and (d))	1,429	1,369
	$3,123	$2,936